STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 plan	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation
Number of active plans	2
Shares available for grant	3,600,000
Stated term (in years)	10 years
Tax benefit recognized related to stock-based compensation	$ 31,300,000	$ 32,700,000	$ 32,200,000
Unrecognized compensation cost, net of estimated forfeitures	92,400,000
Weighted average period over which cost is expected to be recognized (in years)	2 years 4 months 24 days
Additional disclosures
Intrinsic value of stock options exercised	84,800,000	70,600,000	16,400,000
Stock Options
Stock-based compensation
Vesting period	4 years
Shares
Outstanding at January 1, 2012	10,525,000
Granted	3,639,000	2,600,000	2,400,000
Exercised	(2,974,000)
Forfeited	(643,000)
Expired	(87,000)
Outstanding at December 31, 2012	10,460,000	10,525,000
Options exercisable	4,518,000
Weighted Average Exercise Price
Outstanding at January 1, 2012	$ 24.88
Granted	$ 47.42
Exercised	$ 19.57
Forfeited	$ 33.69
Expired	$ 25.83
Outstanding at December 31, 2012	$ 33.68	$ 24.88
Options exercisable	$ 25.33
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2012	7 years 2 months 12 days
Options exercisable	5 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at December 31, 2012	146,556,000
Options exercisable	99,010,000
Weighted average assumptions used in Black-Scholes option pricing model
Expected volatility	31.00%	30.00%	30.00%
Risk-free interest rate	0.60%	2.30%	2.40%
Expected term	4 years 4 months 24 days	6 years 1 month 6 days	5 years 7 months 6 days
Dividend yield	120.00%
Additional disclosures
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share)	$ 10.69	$ 11.08	$ 6.38
Weighted exercise price value of stock options granted with exercise price greater than market price of common stock (in dollars per share)	$ 60.00		$ 32.00
Weighted average fair value of stock options granted with exercise price greater than market price of common stock (in dollars per share)	$ 7.61		$ 11.05
Cash received from stock option exercises	58,200,000	89,800,000	39,100,000
Tax benefit realized from stock option exercises	$ 74,300,000	$ 25,500,000	$ 8,600,000
RSUs
Stock-based compensation
Vesting period	3 years
PSUs | Minimum
Stock-based compensation
Vesting period	2 years
PSUs | Maximum
Stock-based compensation
Vesting period	3 years